GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance, beginning of period	$ 58,037	$ 44,257
Additions due to acquisitions (Note 3)	4,197	13,780
Balance, end of period	62,234	58,037	$ 44,257
Galaxy Digital Holdings, LP
Goodwill [Roll Forward]
Balance, beginning of period	$ 58,037	44,257	24,645
Additions due to acquisitions (Note 3)		13,780	19,612
Balance, end of period		$ 58,037	$ 44,257